Schedule of Portfolio Investments

September 30, 2020 (dollars in thousands; unaudited)

FHA Permanent Securities (2.1% of net assets)

			Unfunded
	Interest Rate	Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value
Multifamily	3.65%	Dec-2037	—	$8,316	$8,459	$8,607
	3.75%	Aug-2048	—	3,750	3,746	3,816
	4.00%	Dec-2053	—	62,125	62,101	68,196
	4.79%	May-2053	—	5,032	5,246	5,733
	5.17%	Feb-2050	—	7,655	8,185	8,491
	5.35%	Mar-2047	—	6,911	6,920	6,949
	5.55%	Aug-2042	—	7,320	7,322	7,363
	5.60%	Jun-2038	—	2,187	2,190	2,200
	5.80%	Jan-2053	—	1,971	1,980	2,288
	5.87%	May-2044	—	1,663	1,662	1,674
	5.89%	Apr-2038	—	4,117	4,121	4,144
	6.20%	Apr-2052	—	11,142	11,139	12,846
	6.40%	Aug-2046	—	3,608	3,610	3,726
	6.60%	Jan-2050	—	3,237	3,259	3,722

			—	129,034	129,940	139,755

When Issued[2]	2.50%	Sep-2063	5,702	—	—	(44)
	3.72%	Feb-2062	4,470	—	—	305
	3.90%	Mar-2062	3,090	—	—	251
			13,262	—	—	512
Total FHA Permanent Securities			$13,262	$129,034	$129,940	$140,267

Schedule of Portfolio Investments

September 30, 2020 (dollars in thousands; unaudited)

FHA Construction Securities (0.4% of net assets)

	Interest Rates[3]
	Permanent	Construction	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	4.10%	2.50%	Oct-2060	$22,000	$22,009	$24,172
Total FHA Construction Securities				$22,000	$22,009	$24,172

Schedule of Portfolio Investments

September 30, 2020 (dollars in thousands; unaudited)

Ginnie Mae Securities (26.1% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040	$2,145	$2,165	$2,373
	6.00%	Jan-2032 - Aug-2037	909	911	1,063
	7.00%	Apr-2026 - Jan-2030	591	592	671
	8.50%	Jun-2022 - Aug-2027	109	109	120
	9.00%	Dec-2022 - Jun-2025	7	7	7
	4.50%	Aug-2040	1,138	1,158	1,283
	9.50%	Sep-2021	—	—	—
	7.50%	Aug-2025 - Aug-2030	296	300	332
	8.00%	Sep-2026 - Nov-2030	260	262	297
	5.50%	Jan-2033 - Jun-2037	1,362	1,359	1,573
	6.50%	Jul-2028	44	44	50
			6,861	6,907	7,769

Multifamily	1.73%	May-2042	329	329	329
	2.15%	May-2056	4,826	4,817	4,921
	2.20%	May-2042 - Jun-2056	16,328	16,758	17,014
	2.25%	Dec-2048	5,752	5,707	5,901
	2.30%	Mar-2056 - Oct-2056	44,001	43,748	45,155
	2.31%	Nov-2051	7,076	7,076	7,353
	2.32%	Sep-2060	27,755	29,347	29,995
	2.35%	Dec-2040 - Nov-2056	12,797	12,823	13,184
	2.40%	Aug-2047	6,506	6,515	6,704
	2.50%	Jul-2045 - Mar-2057	24,009	24,007	24,834
	2.50%	Sep-2058	34,688	34,096	36,185
	2.51%	Jan-2053	51,015	51,387	52,952
	2.53%	Jul-2038 - Feb-2040	14,359	14,518	14,647
	2.60%	Apr-2048 - Jun-2059	46,562	46,756	48,212
	2.70%	May-2048 - Jul-2058	38,076	38,298	39,532
	2.72%	Feb-2044	430	441	442
	2.79%	Apr-2049	15,135	15,277	15,894
	2.80%	Feb-2053	60,000	57,087	64,608
	2.80%	Dec-2059	18,194	17,941	18,875
	2.82%	Apr-2050	1,500	1,529	1,572
	2.89%	Mar-2046	31,969	32,156	32,890
	2.99%	Jul-2048	8,416	9,173	9,228
	3.00%	Mar-2051 - May-2062	19,999	20,088	21,031
	3.00%	May-2062	103,637	112,474	112,759
	3.03%	Jan-2056	31,343	33,506	34,480
	3.05%	May-2054	11,545	11,596	12,491
	3.10%	Jan-2044 - May-2059	56,625	57,306	58,508
	3.20%	Jul-2041 - Sep-2051	22,760	22,888	23,643
	3.25%	Sep-2054	35,000	34,702	37,641
	3.25%	Jun-2059	31,038	31,652	34,575
	3.25%	Apr-2059	45,000	43,177	49,952
	3.26%	Nov-2043	14,759	14,780	15,476
	3.30%	May-2055	10,000	9,491	10,972
	3.33%	Jun-2043	11,602	11,937	11,955
	3.34%	Sep-2059	17,328	17,671	19,426
	3.35%	Nov-2042 - Aug-2059	30,633	30,381	32,877
	3.37%	Dec-2046	19,030	19,253	19,620
	3.38%	Aug-2059	44,139	45,006	48,747
	3.38%	Aug-2059	35,097	35,972	39,453
	3.38%	Jan-2060	59,964	59,974	66,526
	3.39%	Feb-2059	14,410	14,700	16,121
	3.40%	Mar-2057	5,006	5,045	5,534
	3.44%	May-2042	10,000	10,138	10,648
	3.46%	Feb-2051 - Apr-2051	10,907	10,908	11,267
	3.47%	Feb-2044	3,115	3,254	3,187
	3.48%	May-2059	10,987	11,212	12,415
	3.49%	Aug-2058	11,060	11,324	12,262
	3.50%	Jan-2054 - Apr-2057	66,480	67,880	72,754
	3.51%	Mar-2053	46,304	50,024	52,314
	3.53%	Apr-2042	16,762	17,309	18,701
	3.55%	Apr-2057	41,618	42,665	42,204
	3.57%	Sep-2052	6,500	6,727	7,150
	3.57%	Nov-2059	49,166	49,893	56,002
	3.60%	Jun-2057	13,794	14,292	15,398
	3.62%	Dec-2057	28,846	29,365	31,888
	3.65%	Oct-2058	10,377	10,537	11,693
	3.66%	Dec-2045	8,583	8,248	9,218
	3.67%	Nov-2035	14,678	15,162	16,175
	3.74%	Aug-2059	15,756	16,067	17,975
	3.75%	Apr-2046	6,557	6,572	7,027
	3.77%	Jun-2045	2,884	2,917	2,915
	3.92%	Aug-2039	43,216	45,707	47,733
	4.10%	May-2051	3,896	4,225	4,376
	4.19%	May-2060	28,501	28,885	32,420
	4.25%	Sep-2038	32,874	33,022	35,431
	4.45%	Jun-2055	2,519	2,424	2,829
	4.50%	May-2038	17,462	18,698	18,669
	4.63%	Sep-2037	1,500	1,466	1,505
	4.70%	Oct-2056	3,283	3,442	3,695
	4.90%	Mar-2044	1,000	991	1,003
	5.25%	Apr-2037	17,745	17,740	18,348
	5.34%	Jul-2040	2,553	2,525	2,617
			1,617,561	1,645,004	1,742,033
Total Ginnie Mae Securities			$1,624,422	$1,651,911	$1,749,802

Schedule of Portfolio Investments

September 30, 2020 (dollars in thousands; unaudited)

Ginnie Mae Construction Securities (3.5% of net assets)

	Interest Rates[3]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value

Multifamily	2.67%	2.67%	Mar-2062	$29,058	$5,924	$6,799	$8,256
	3.41%	3.41%	Sep-2061	30,394	11,892	13,584	16,599
	3.43%	3.43%	Nov-2061	38,717	14,771	16,578	21,358
	3.60%	3.60%	Apr-2061	16,018	18,167	19,363	22,555
	3.75%	3.75%	Nov-2060	2,720	11,789	12,226	13,732
	3.78%	7.00%	Aug-2060	3,053	36,887	37,191	42,093
	4.15%	4.15%	Sep-2051	455	17,412	17,474	17,505
	4.20%	4.20%	Aug-2060	2,212	45,547	46,506	53,005
	4.21%	4.21%	May-2061	42,514	9,427	9,691	16,328
	4.35%	4.35%	Dec-2060	813	1,487	1,531	1,869
	4.40%	4.40%	Sep-2060	2,090	7,110	7,320	8,645
	4.53%	4.53%	Jan-2061	1,235	13,680	14,137	16,284
Total Ginnie Mae Construction Securities				$169,279	$194,093	$202,400	$238,229

Schedule of Portfolio Investments

September 30, 2020 (dollars in thousands; unaudited)

Fannie Mae Securities (44.1% of net assets)

	Interest Rate[4]		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	0.40%	1M LIBOR+25	Mar-2037	184	183	185
	0.47%	1M LIBOR+32	Jun-2037	$1,014	$1,014	$1,019
	0.55%	1M LIBOR+40	Apr-2037	413	412	417
	0.61%	1M LIBOR+46	Oct-2042	3,303	3,316	3,349
	0.65%	1M LIBOR+50	Jun-2042	5,774	5,778	5,841
	0.70%	1M LIBOR+55	Mar-2042	5,011	5,019	5,099
	0.75%	1M LIBOR+60	Oct-2043	6,607	6,636	6,740
	2.00%		Jul-2050	37,204	38,455	38,485
	2.35%	12M LIBOR+150	Jul-2033	152	151	157
	2.48%	6M LIBOR+161	Aug-2033	133	133	137
	2.49%	1Y UST+222	Aug-2033	263	263	276
	2.50%		May-2050 - Sep-2050	113,128	118,201	118,910
	2.50%		Jul-2050	39,263	41,129	41,548
	2.50%		Jul-2050	29,679	30,878	31,235
	2.60%	1Y UST+222	Jul-2033	699	701	734
	2.86%	6M LIBOR+155	Nov-2033	1,105	1,105	1,133
	2.87%	1Y UST+220	Aug-2033	600	600	630
	2.95%	12M LIBOR+169	Oct-2042	3,195	3,258	3,314
	3.00%		Apr-2031 - Jun-2050	83,382	86,083	88,433
	3.31%	12M LIBOR+153	Feb-2045	3,827	3,896	3,970
	3.36%	12M LIBOR+156	Apr-2034	589	599	616
	3.50%		Oct-2026 - Jan-2050	175,588	181,375	187,506
	3.61%	1Y UST+211	May-2033	273	274	285
	3.68%	12M LIBOR+169	Nov-2034	326	332	338
	4.00%		May-2024 - Jun-2048	86,634	89,507	94,040
	4.50%		May-2024 - Dec-2048	60,010	62,005	65,695
	5.00%		Sep-2022 - Apr-2041	8,943	9,186	10,246
	5.50%		Sep-2032 - Jun-2038	3,933	3,945	4,562
	6.00%		Nov-2028 - Nov-2037	3,022	3,031	3,590
	6.50%		Sep-2028 - Jul-2036	480	489	558
	7.00%		Sep-2027 - May-2032	586	588	682
	7.50%		Jan-2027 - Sep-2031	135	135	150
	8.00%		Aug-2030 - May-2031	38	39	39
	8.50%		Dec-2021 - Apr-2031	—	—	—
	9.00%		May-2025	—	—	—
				675,493	698,716	719,919

Multifamily	0.45%	1M LIBOR+29	Feb-2028	30,420	30,425	30,346
	0.47%	1M LIBOR+31	Mar-2028	38,275	38,285	38,211
	0.50%	1M LIBOR+34	Jan-2028	22,425	22,429	22,367
	0.51%	1M LIBOR+35	Dec-2027	32,050	32,054	32,048
	0.56%	1M LIBOR+40	Sep-2028	26,082	26,085	26,033
	0.60%	1M LIBOR+44	May-2027	16,840	16,841	16,841
	0.74%	1M LIBOR+58	May-2029	25,000	25,012	25,025
	0.74%	1M LIBOR+58	Jun-2029	41,302	41,340	41,345
	1.01%	1M LIBOR+85	Jan-2023	7,854	7,853	7,919
	1.17%		Aug-2030	7,585	7,589	7,681
	1.22%		Jul-2030	25,610	25,734	25,970
	1.25%		Jul-2030	37,950	38,133	38,418
	1.27%		Jul-2030	14,235	14,381	14,495
	1.31%		Aug-2030	4,496	4,587	4,580
	1.32%		Aug-2030	21,000	21,400	21,572
	1.38%		Jul-2030	10,500	10,706	10,793
	1.41%		Jul-2030	3,390	3,440	3,496
	1.46%		Jul-2030	7,799	7,952	8,077
	1.47%		Jul-2030	3,025	3,085	3,124
	1.50%		Aug-2030	1,198	1,240	1,245
	1.52%		Jul-2032	16,530	16,719	16,992
	1.53%		Jul-2032	10,500	10,711	10,806
	1.55%		Jul-2032	20,500	20,911	21,138
	1.57%		Aug-2037	48,917	49,181	49,081
	1.65%		Jul-2030	1,296	1,341	1,363
	1.68%		Sep-2032	13,200	13,493	13,513
	1.71%		Sep-2035	16,305	16,641	16,828
	1.76%		Aug-2035	9,100	9,151	9,331
	1.77%		Sep-2035	3,270	3,354	3,390
	1.82%		Jul-2035	4,738	4,787	4,942
	1.94%		Apr-2035	6,400	6,525	6,772
	2.09%		May-2032 - Jul-2050	21,792	22,088	22,990
	2.16%		Sep-2050	14,200	14,377	14,555
	2.19%		Mar-2027	7,150	7,247	7,693
	2.26%		Nov-2022	5,961	5,962	6,159
	2.33%		Nov-2029 - Feb-2030	18,255	18,321	19,837
	2.34%		Sep-2026	28,010	28,086	30,291
	2.38%		Jul-2026	21,840	21,859	23,630
	2.43%		Nov-2031	18,655	18,665	20,361
	2.44%		Aug-2026	21,990	21,990	23,877
	2.46%		Aug-2026 - Nov-2034	35,330	35,448	38,289
	2.48%		Oct-2028	24,598	24,658	27,158
	2.49%		Dec-2026 - Nov-2031	27,886	27,968	30,691
	2.50%		Jun-2026	60,000	60,000	64,969
	2.50%		Jul-2026	37,680	37,723	40,572
	2.53%		Jan-2030	20,550	20,742	22,532
	2.55%		Sep-2026	14,210	14,216	15,370
	2.55%		Mar-2030	51,656	52,058	56,113
	2.57%		Sep-2028	40,100	40,453	44,389
	2.61%		Nov-2026	9,800	9,895	10,677
	2.67%		Aug-2029	37,700	38,131	41,633
	2.70%		Nov-2025	15,139	15,148	16,461
	2.72%		Jul-2028	36,400	36,661	40,624
	2.75%		Jul-2028	15,198	15,317	16,996
	2.76%		Oct-2031	10,189	10,370	11,456
	2.80%		Apr-2025	15,286	15,367	16,398
	2.81%		Sep-2027	12,400	12,460	13,844
	2.85%		Dec-2027 - Aug-2031	32,350	32,452	36,185
	2.87%		Oct-2027	9,425	9,495	10,351
	2.91%		Jun-2031	25,000	25,153	28,277
	2.92%		May-2026 - Apr-2028	25,370	25,595	28,248
	2.92%		Jun-2027	68,433	68,507	76,511
	2.94%		Jun-2027	28,887	28,920	32,324
	2.94%		Jul-2039	5,507	5,569	5,682
	2.96%		Sep-2034	20,000	20,877	22,827
	2.97%		Nov-2032 - Sep-2034	32,680	32,976	37,079
	2.99%		Jun-2025	2,651	2,654	2,895
	3.00%		May-2027 - Mar-2028	15,888	15,908	17,758
	3.02%		Jun-2027 - Nov-2027	19,133	19,161	20,641
	3.03%		Jun-2026	12,807	12,992	13,968
	3.04%		Sep-2027	30,000	30,140	33,803
	3.04%		Apr-2030	25,100	25,172	28,691
	3.05%		Apr-2030	26,995	27,021	30,674
	3.10%		Sep-2029	8,515	8,547	8,844
	3.12%		Mar-2025 - Apr-2030	25,794	25,872	27,794
	3.14%		Apr-2029	7,840	7,857	8,961
	3.15%		Jan-2027	19,729	19,748	21,658
	3.17%		Jun-2029 - Sep-2029	61,558	61,873	68,579
	3.18%		May-2035	10,265	10,399	11,529
	3.20%		Oct-2027	10,126	10,167	11,492
	3.21%		May-2030	6,777	6,865	7,666
	3.25%		Nov-2027	10,117	10,158	11,524
	3.26%		Jan-2027	7,297	7,312	8,193
	3.31%		Oct-2027	15,603	15,713	17,765
	3.32%		Apr-2029	20,080	20,159	22,982
	3.33%		May-2026	10,845	10,880	12,046
	3.35%		Feb-2029	19,190	19,388	22,215
	3.36%		May-2029 - Oct-2029	34,322	35,506	39,528
	3.40%		Oct-2026	2,876	2,885	3,253
	3.41%		Sep-2023 - Apr-2029	31,272	31,499	35,270
	3.42%		Apr-2035	5,244	5,318	6,071
	3.46%		Dec-2023 - Apr-2031	16,156	16,243	18,455
	3.54%		Oct-2021	6,696	6,696	6,782
	3.61%		Sep-2023	6,165	6,175	6,618
	3.63%		Jul-2035	21,939	21,968	25,066
	3.66%		Oct-2023	4,522	4,531	4,856
	3.68%		Jul-2028	12,011	12,702	13,710
	3.87%		Sep-2023	2,382	2,392	2,554
	4.06%		Oct-2025	22,439	22,468	25,144
	4.27%		Jan-2034	75,058	75,325	79,978
	4.33%		Mar-2021	2,933	2,933	2,939
	4.52%		May-2021	3,771	3,771	3,781
	4.69%		Jun-2035	579	592	660
	4.71%		Mar-2021	5,286	5,286	5,298
	4.73%		Feb-2021	1,395	1,395	1,410
	5.15%		Oct-2022	741	741	752
	5.29%		May-2022	4,713	4,712	4,912
	5.30%		Aug-2029	4,610	4,569	5,394
	5.69%		Jun-2041	4,408	4,508	5,326
	5.75%		Jun-2041	2,139	2,196	2,591
	5.91%		Mar-2037	1,668	1,690	1,763
	5.96%		Jan-2029	274	274	275
	6.15%		Jan-2023	3,290	3,290	3,356
	6.38%		Jul-2021	4,567	4,567	4,655
	7.75%		Dec-2024	784	784	804
	8.40%		Jul-2023	155	155	160

				2,046,124	2,059,296	2,209,830

When Issued[2]	1.17%		Nov-2030	27,329	27,329	27,337
Total Fannie Mae Securities				$2,748,946	$2,785,341	$2,957,086

Schedule of Portfolio Investments

September 30, 2020 (dollars in thousands; unaudited)

FNMA Construction Securities (0.3% of net assets)

	Interest Rates[3]
	Permanent	Construction	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	2.46%	2.46%	Jan-2038	$20,950	$20,950	$21,368
Total FHA Construction Securities				$20,950	$20,950	$21,368

Schedule of Portfolio Investments

September 30, 2020 (dollars in thousands; unaudited)

Freddie Mac Securities (9.0% of net assets)

	Interest Rate[4]		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	0.45%	1M LIBOR+30	Feb-2036	$573	$573	$574
	0.48%	1M LIBOR+33	May-2037	75	75	76
	0.50%	1M LIBOR+35	Apr-2036 - Jan-2043	3,580	3,584	3,600
	0.55%	1M LIBOR+40	Aug-2043	3,406	3,405	3,434
	0.63%	1M LIBOR+48	Oct-2040	2,642	2,640	2,676
	0.65%	1M LIBOR+50	Oct-2040 - Jun-2044	13,168	13,179	13,352
	0.70%	1M LIBOR+55	Nov-2040	2,952	2,975	2,990
	0.82%	1M LIBOR+67	Aug-2037	2,843	2,871	2,893
	2.50%		Jan-2043 - Aug-2046	12,675	12,836	13,385
	2.52%	12M LIBOR+178	Jul-2035	110	110	116
	2.72%	1Y UST+223	Jun-2033	100	100	105
	3.00%		Aug-2042 - Sep-2046	50,130	51,133	53,325
	3.50%		Jan-2026 - Oct-2046	111,866	114,476	120,408
	4.00%		Nov-2024 - Aug-2047	107,887	112,300	117,565
	4.12%	1Y UST+223	Oct-2033	269	267	282
	4.50%		Jan-2038 - Dec-2044	24,093	25,160	26,903
	5.00%		May-2022 - Mar-2041	3,688	3,687	4,174
	5.50%		Apr-2033 - Jul-2038	2,528	2,524	2,948
	6.00%		Jul-2021 - Oct-2037	3,549	3,578	4,207
	6.50%		Apr-2028 - Nov-2037	561	565	673
	7.00%		Apr-2028 - Mar-2030	25	23	28
	7.50%		Aug-2029 - Apr-2031	39	38	45
	8.00%		Dec-2029	1	1	1
	8.50%		Jul-2024 - Jan-2025	38	38	42
	9.00%		Mar-2025	23	23	26
				346,821	356,161	373,828

Multifamily	0.58%	1M LIBOR+42	May-2027	6,391	6,391	6,425
	0.81%	1M LIBOR+65	Jan-2023	1,918	1,917	1,924
	0.86%	1M LIBOR+70	Sep-2022	1,042	1,042	1,045
	2.04%		May-2050	20,890	21,445	20,975
	2.40%		Jun-2031	7,444	7,564	8,250
	2.41%		Jun-2031	11,732	11,933	13,014
	2.42%		Jun-2031	11,768	11,981	13,065
	3.28%		Dec-2029	16,397	16,638	18,719
	3.34%		Dec-2029	9,655	9,829	11,086
	3.35%		Oct-2033	33,450	33,290	38,728
	3.38%		Apr-2030	14,227	14,521	16,420
	3.48%		Jun-2030	18,575	19,073	21,622
	3.50%		Jan-2026	18,000	18,105	19,680
	3.60%		Apr-2030	25,378	26,229	29,570
	3.68%		Oct-2025	10,000	10,142	10,964
				206,867	210,100	231,487
Total Freddie Mac Securities				$553,688	$566,261	$605,315

Schedule of Portfolio Investments

September 30, 2020 (dollars in thousands; unaudited)

State Housing Finance Agency Securities (5.7% of net assets)

		Interest Rates[3]			Unfunded
	Issuer	Permanent	Construction	Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value

Multifamily	Illinois State Housing Finance Auth	—	0.33%	Aug-2023	$—	$20,000	$20,000	$19,995
	Mass Housing	—	0.50%	Dec-2023	—	10,020	10,020	10,015
	Mass Housing[5]	—	1.50%	Dec-2022	—	8,750	8,755	8,846
	Mass Housing	—	2.15%	Sep-2023	35,722	1,025	1,025	962
	Connecticut Housing Finance Auth[5]	—	3.45%	Nov-2020	—	22,500	22,465	22,500
	Mass Housing[5]	—	3.55%	Oct-2022	13,520	50	51	375
	Mass Housing[5]	—	4.20%	Sep-2021	4,206	25,634	25,635	26,298
	Mass Housing	2.60%	—	Jun-2063	—	26,410	26,410	26,005
	NYC Housing Development Corp	2.95%	—	Nov-2045	—	5,000	5,000	5,449
	NYC Housing Development Corp	3.10%	—	Oct-2046	—	23,973	23,973	23,952
	NYC Housing Development Corp	3.25%	—	Nov-2049	—	12,000	12,000	12,450
	Connecticut Housing Finance Auth	3.25%	—	May-2050	—	12,415	12,302	12,690
	Mass Housing[5]	3.30%	—	Dec-2059	—	8,340	8,345	8,735
	NYC Housing Development Corp	3.35%	—	Nov-2054	—	20,000	20,000	20,747
	NYC Housing Development Corp	3.45%	—	May-2059	—	20,000	20,000	20,852
	NYC Housing Development Corp	3.75%	—	May-2035	—	4,405	4,405	4,584
	Mass Housing[5]	3.85%	—	Dec-2058	—	9,790	9,787	10,024
	NYC Housing Development Corp	3.95%	—	Nov-2043	—	15,000	15,000	16,263
	NYC Housing Development Corp	4.00%	—	Dec-2028 - Nov-2048	—	15,000	15,103	16,104
	MassHousing	4.04%	—	Nov-2032	—	1,305	1,305	1,339
	MassHousing	4.13%	—	Dec-2036	—	5,000	5,000	5,249
	NYC Housing Development Corp	4.13%	—	Nov-2053	—	10,000	10,000	10,785
	NYC Housing Development Corp	4.20%	—	Dec-2039	—	8,305	8,305	8,717
	NYC Housing Development Corp	4.29%	—	Nov-2037	—	1,190	1,190	1,220
	Chicago Housing Authority	4.36%	—	Jan-2038	—	25,000	25,000	28,705
	NYC Housing Development Corp	4.44%	—	Nov-2041	—	1,120	1,120	1,148
	NYC Housing Development Corp	4.49%	—	Nov-2044	—	455	455	466
	MassHousing	4.50%	—	Jun-2056	—	45,000	45,000	47,126
	NYC Housing Development Corp	4.78%	—	Aug-2026	—	12,500	12,500	12,649
Total State Housing Finance Agency Securities					$53,448	$370,187	$370,151	$384,250

Schedule of Portfolio Investments

September 30, 2020 (dollars in thousands; unaudited)

Other Multifamily Investments (0.6% of net assets)

		Interest Rates[3,4]				Unfunded
	Issuer	Permanent	Construction		Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value
Direct Loans
	18 Sixth Ave at Pacific Park (Level 3)	—	2.35%	1M LIBOR+220	Dec-2024	$14,382	$2,839	$2,789	$2,452
	18 Sixth Ave at Pacific Park (Level 3)	—	2.35%	1M LIBOR+220	Dec-2024	59,463	23,315	22,999	21,455
	Lake Street Apartments (Level 3)	—	4.25%		Jul-2039	4,214	9,286	9,160	10,813
	The Block 803 Waimanu (Level 3)	—	4.50%		Sep-2021	15,615	1,522	1,351	1,484
						93,674	36,962	36,299	36,204
Privately Insured Construction/Permanent Mortgages[6]
	IL Housing Development Authority	6.20%	—		Dec-2047	—	2,958	2,966	2,959
	IL Housing Development Authority	6.40%	—		Nov-2048	—	898	908	899
						—	3,856	3,874	3,858
Total Other Multifamily Investments						$93,674	$40,818	$40,173	$40,062

Schedule of Portfolio Investments

September 30, 2020 (dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities (1.7% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Nomura	2.77%	Dec-2045	$10,000	$10,138	$10,308
Nomura	3.19%	Mar-2046	20,000	20,331	20,871
JP Morgan	3.48%	Jun-2045	9,317	9,684	9,514
Citigroup	3.62%	Jul-2047	8,000	8,181	8,692
Barclays/ JP Morgan	3.81%	Jul-2047	2,250	2,301	2,455
RBS/ Wells Fargo	3.82%	Aug-2050	5,000	5,119	5,435
Deutsche Bank/UBS	3.96%	Mar-2047	5,000	5,113	5,447
Barclays/ JP Morgan	4.00%	Apr-2047	5,000	5,114	5,468
Cantor/Deutsche Bank	4.01%	Apr-2047	20,000	20,456	21,732
Barclays/ JP Morgan	4.08%	Feb-2047	6,825	7,125	7,467
Cantor/Deutsche Bank	4.24%	Feb-2047	7,000	7,157	7,681
Deutsche Bank	5.00%	Nov-2046	5,775	5,895	5,782
Total Commercial Mortgage Backed Securities			$104,167	$106,614	$110,852

Schedule of Portfolio Investments

September 30, 2020 (dollars in thousands; unaudited)

United States Treasury Securities (6.1% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

0.63%	May-2030	$63,000	$62,332	$62,825
0.63%	Aug-2030	30,000	29,761	29,851
1.13%	May-2040	27,000	26,830	26,633
1.50%	Feb-2030	35,000	36,712	37,779
1.63%	Aug-2029	45,000	44,753	49,010
1.75%	Nov-2029	30,000	30,035	33,046
2.00%	Feb-2050	75,000	83,329	85,054
2.25%	Aug-2049	15,000	15,653	17,883
2.63%	Feb-2029	25,000	26,209	29,219
2.88%	Aug-2028	10,000	9,847	11,813
3.13%	Nov-2028	20,000	20,413	24,100
Total United States Treasury Securities		$375,000	$385,874	$407,213

Total Fixed-Income Investments		$6,183,305	$6,281,624	$6,678,616

Schedule of Portfolio Investments

September 30, 2020 (dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (less than 0.01% of net assets)

		Amount of
	Face	Dividends
Issuer	Amount (Cost)	or Interest	Value

HIT Advisers[7] (Level 3)	$1	$—	$90
Total Equity Investment	$1	$—	$90

Schedule of Portfolio Investments

September 30, 2020 (dollars in thousands; unaudited)

Short-Term Investments (2.2% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Commercial Paper
Halkin Finance LLC	0.10%[8]	Oct-2020	$40,000	$40,000	$40,000
Blackrock Federal Funds	0.05%[9]	OCt-2020	109,098	109,098	109,098
Total Short-Term Investments			$149,098	$149,098	$149,098

Total Investments			$6,332,404	$6,430,723	$6,827,804

Schedule of Portfolio Investments

September 30, 2020; unaudited

Footnotes

1	The HIT may make commitments in securities or loans that fund over time on a draw basis or forward commitments that fund at a single point in time. The unfunded amount of these commitments totaled $329.7 million at period end. Generally, GNMA construction securities fund over a 12- to 24-month period. Funding periods for State Housing Finance Agency construction securities and Direct Loans vary by project, but generally fund over a one- to 48-month period. Forward commitments generally settle within 12 months of the original commitment date.

2	The HIT records when issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when issued basis are marked to market monthly and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

3	Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

4	For floating and variable rate securities the rate indicated is for the period end. With respect to these securities, the schedule also includes the reference rate and spread in basis points.

5	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT. The securities are backed by mortgages and are general obligations of the state housing agency, and therefore secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT's Board of Trustees.

6	Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

7	The HIT has a participation interest in HIT Advisers, a Delaware limited liability company. HIT Advisers is a New York based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT's valuation committee in accordance with the fair value procedures adopted by the HIT's Board of Trustees, and approximates carrying value of HIT Advisors and its subsidiary on a consolidated basis. The participation interest is not registered under the federal securities laws.

8	Rate indicated is the effective yield at the time of purchase.

9	Rate indicated is the annualized 1-day yield as of September 30, 2020.

Key to abbreviations

	M	Month
	Y	Year
	LIBOR	London Interbank Offered Rate
	UST	U.S. Treasury

Item 1. Schedule of Investments

(Schedule of Investments)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited

As of September 30, 2020

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information.

Participation in the HIT is limited to eligible pension plans and labor organizations, including health and welfare, general, voluntary employees’ benefit associations and other funds that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. The HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies

Investment Valuation

Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of each month. The HIT’s Board of Trustees is responsible for the valuation process and has delegated the supervision of the valuation process to a Valuation Committee. The Valuation Committee, in accordance with the policies and procedures adopted by the HIT’s Board of Trustees, is responsible for evaluating the effectiveness of the HIT’s pricing policies, determining the reliability of third-party pricing information, and reporting to the Board of Trustees on valuation matters, including fair value determinations. Following is a description of the valuation methods and inputs applied to the HIT’s major categories of assets.

Portfolio securities for which market quotations are readily available are valued by using independent pricing services. For U.S. Treasury securities, independent pricing services generally base prices on actual transactions as well as dealer supplied market information. For state housing finance agency securities, independent pricing services generally base prices using models that utilize trading spreads, new issue scales, verified bid information, and credit ratings. For commercial mortgage-backed securities, independent pricing services generally base prices on cash flow models that take into consideration benchmark yields and utilize available trade information, dealer quotes, and market color.

For U.S. agency and government-sponsored enterprise securities, including single family and multifamily mortgage-backed securities, construction mortgage securities and loans, and collateralized mortgage obligations, independent pricing services generally base prices on an active TBA (“to-be-announced”) market for mortgage pools, discounted cash flow models or option-adjusted spread models. Independent pricing services examine reference data and use observable inputs such as issue name, issue size, ratings, maturity, call type, and spread/benchmark yields, as well as dealer-supplied market information. The discounted cash flow or option-adjusted spread models utilize inputs from matrix pricing, which consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity, and type.

Investments in registered open-end investment management companies are valued based upon the NAV of such investments.

When the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.

Portfolio investments for which market quotations are not readily available or deemed unreliable are valued at their fair value determined in good faith by the HIT’s Valuation Committee using consistently applied procedures adopted by the HIT’s Board of Trustees. In such circumstances, the Valuation Committee will employ a valuation method that it believes best reflects fair value for that asset, which may include the referral of the asset to an independent valuation consultant or the utilization of a discounted cash flow model based on broker and/or other market inputs. The frequency with which these fair value procedures may be used cannot be predicted. However, on September 30, 2020 the Valuation Committee fair valued less than 0.01% of the HIT’s net assets utilizing internally derived unobservable inputs.

Short-term investments acquired with a stated maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value.

The HIT holds a 100% ownership interest, either directly or indirectly in HIT Advisers LLC (HIT Advisers). HIT Advisers is valued at its fair value determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees, which approximates its carrying value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of September 30, 2020:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total

FHA Permanent Securities	$—	$139,755	$—	$139,755
FHA Construction Securities	—	24,172	—	24,172
Ginnie Mae Securities	—	1,749,802	—	1,749,802
Ginnie Mae Construction Securities	—	238,229	—	238,229
Fannie Mae Securities	—	2,929,749	—	2,929,749
Fannie Mae Construction Securities	—	21,368	—	21,368
Freddie Mac Securities	—	605,315	—	605,315
Commercial Mortgage-Backed Securities	—	110,852	—	110,852
State Housing Finance Agency Securities	—	384,250	—	384,250
Other Multifamily Investments
Direct Loans	—	—	36,204	36,204
Privately Insured Construction/Permanent Mortgages	—	3,858	—	3,858
Total Other Multifamily Investments	—	3,858	36,204	40,062
United States Treasury Securities	—	407,213	—	407,213
Equity Investments	—	—	90	90
Short-Term Investments	149,098	—	—	149,098
Other Financial Instruments*	—	27,849	—	27,849
Total Investment	$149,098	$6,642,412	$36,294	$6,827,804

*If held in the portfolio at report date, other financial instruments include forward commitments, TBA and when-issued securities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended September 30, 2020.

Investments in Securities ($ in thousands)
	Other Multifamily Investments	Equity Investments	Total
Beginning balance,12/31/2019	$5,753	$(134)	$5,619
Cost of Purchases	31,677	—	31,677
Total Unrealized Gain(Loss)(a)	(1,226)	224	(1,002)
Ending balance, 9/30/2020	$36,204	$90	$36,294

(a)Net change in unrealized gain (loss) attributable to Level 3 securities held at September 30, 2020 totaled ($1,002,000).

Level 3 securities primarily consists of Direct Loans that were valued by an independent pricing service at September 30, 2020, utilizing a discounted cash flow model. Weighted average lives for the loans ranged from 0.92 to 18.82. Unobservable inputs include spreads to relevant U.S. Treasuries ranging from 172 to 463 basis points. A change in unobservable inputs may impact the value of the loans.

Federal Income Taxes

At September 30, 2020, investments for federal income tax purposes approximated book cost at amortized cost of $6,430,723,000.  Net unrealized gains aggregated $397,081,000 at period-end, of which $401,939,000 related to appreciated investments and $4,858,000 related to depreciated investments.

Note 2. Transactions with Related Entities

HIT Advisers

HIT Advisers, a Delaware limited liability company, was formed by the HIT to operate as an investment adviser and be registered, as appropriate under applicable federal or state law. HIT Advisers is owned by HIT directly (99.9%), and indirectly through HIT Advisers Managing Member (0.1%) which is also wholly owned by the HIT. This ownership structure is intended to insulate the HIT from any potential liabilities associated with the conduct of HIT Advisers’ business. The HIT receives no services from HIT Advisers and carries it as a portfolio investment that meets the definition of a controlled affiliate.

In accordance with a contract, in addition to its membership interest, the HIT provides HIT Advisers advances to assist with its operations and cash flow management as needed. Advances are expected to be repaid as cash becomes available. However, as with many start-up operations, there is no certainty that HIT Advisers will generate sufficient revenue to cover its operations and liabilities. Also in accordance with the contract, the HIT provides the time of certain personnel and allocates operational expenses to HIT Advisers on a cost-reimbursement basis. As of September 30, 2020, HIT Advisers had no assets under management.

A rollforward of advances to HIT Advisers by the HIT is included in the table below:

Advances to HIT Advisers by HIT	$ in Thousands
Beginning Balance, 12/31/2019	$879
Advances in 2020	28
Repayment by HIT Advisers in 2020	—
Ending Balance, 9/30/2020	$907

Building America

Building America, a wholly owned subsidiary of HIT Advisers, is a Community Development Entity, certified by the Community Development Financial Institutions Fund (CDFI Fund) of the U.S. Department of the Treasury.

In accordance with a contract, the HIT provides the time of certain personnel to Building America and allocates operational expenses on a cost-reimbursement basis. Also, in accordance with the contract, the HIT provides Building America advances to assist with its operations and cash flow management as needed. Advances are repaid as cash becomes available.

A rollforward of advances to Building America by the HIT is included in the table below:

Advances to BACDE by HIT	$ in Thousands
Beginning Balance, 12/31/2019	$76
Advances in 2020	909
Repayment by BACDE in 2020	(985)
Ending Balance, 9/30/2020	$—

Summarized financial information on a consolidated basis for HIT Advisers and Building America is included in the table below:

$ in Thousands
As of September 30, 2020
Assets	$1,197
Liabilities	1,107
Equity	$90

For the nine months ended September 30, 2020
Income	$1,308
Expenses	(921)
Tax Expense	(40)
Net Income (Loss)	$347